LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS, NET

Long-term investments consisted of the following:

	As of December 31,
	Ownership interest	2025	Ownership interest	2024
Equity method investment:
S T Meng Pte. Ltd.	21%	$1,875,000	—	$—
Share of loss from equity investment		(159,220)		—
Foreign currency translation		(2,640)		—
Equity method investment, net		1,713,140		—

Long-term investment without readily determinable fair value:
Investment A	4%	100,444	4%	100,444
Less: accumulated impairment losses		(100,444)		—
		—		100,444

Total		$1,713,140		$100,444